Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Text Block [abstract]
Related Party Transactions
18. RELATED PARTY TRANSACTIONS
A. Parent and ultimate controlling party
The Group’s related parties include its ultimate parent company Kinetik S.à r.l., key management personnel and any subsidiaries or entities under significant influence of Kinetik S.à r.l.. Transactions between Group entities which have been eliminated on consolidation are not disclosed.
B. Transactions with key management personnel

I.	Loans to key management
The nominal value of loans associated with the Arrival Restricted Share Plan 2020 (“RSP loans”} outstanding as at September 30, 2021 was EUR 2,200,005 (as at December 31, 2020: EUR 8,300,016) and are included in ‘trade and other receivables’ (see note 6).

II.	Key management personnel compensation
Key management personnel compensation during the nine months ended September 30, 2021 was EUR 3,228,815 and it represents the remunerations and benefits 11 key employees of the Group received during the period (nine months ended September 30, 2020: EUR 2,764,815 - which relates to 8 key employees). Compensation was comprised of wages and salaries, social contributions, other benefits as well as a onetime bonus that was given to 4 key employees which amounts to EUR 13,392,000. The bonus was used to repay the RSP loans these employees had.
SOP expense that was recognised during the period for options provided to key management personnel amounted to EUR
970,964
(September 30, 2020:
nil
). In addition, an amount of EUR 520,078 has been paid to 5
non-executive
Directors during the nine months period ended September 30, 2021. The 5 non-executive
Directors have also received
50,000
RSU (see Note 17). During the period an amount of EUR
291,053
has been charged to the statement of profit or (loss) and other comprehensive income/(loss) in regards to this Scheme.
C. Other related party transactions
The following balances with related parties were outstanding in the financial position:

In thousands of euro Related party	September 30, 2021	December 31, 2020
Hyundai Motors Company	(270)	—

Furthermore, during the period the following transactions were carried out with related parties:

In thousands of euro Related party	Nine months ended		Three months ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020

K Robolife S.à r.l.	—	9	—	9
Kinetik S.à r.l.	—	57		57
Charge Cars Ltd		7		7
Hyundai Motors Company	(467)	—	(23)	—
Hyundai Mobis	740	—	293	—
During 2020 the Group acquired 3 entities from the Kinetik Group. More specifically, The Group acquired Arrival Solutions Germany GmbH for EUR
25,000
satisfied in cash, Roborace Inc was acquired for USD
10,000
(equivalent EUR
8,700
) satisfied in cash. Roborace Ltd was contributed by Kinetik S.à r.l. to Arrival Luxembourg S.à r.l. for EUR
57,000
.
Kinetik S.à r.l. has provided a short-term loan in September 2020, to the Group for EUR 10,000,000 (see Note 6).

22. RELATED PARTY TRANSACTIONS
The Group’s related parties include its ultimate parent company Kinetik, key management personnel and any subsidiaries or entities under significant influence of Kinetik. Transactions between the Group entities which have been eliminated on consolidation are not disclosed.
The following transactions were carried out with related parties:

In thousands of euro	Transactions for the year			Balance outstanding
Related party	2020	2019	2018	December 31, 2020	December 31, 2019
Arrival Management Systems LLC	(10)	(256)		—	(53)
Arrival Solutions LLC	4	(30)		5	(26)
Shishkov Rodion	—	62	123	—	64
Studio S.à r.l.	—	—	(1,690)
K Cybernation S.à r.l.	—	(3,297)		—	—
K Robolife S.à r.l.	(66)	(65,649)		—	—
Kinetik S.à r.l.	(23,959)	(150,909)	(44,553)	—	—
Charge Cars Ltd	294	(39)	165	—	—
Smart Space LLC		(386)	(152)
Smekalka LLC	(299)	—		—	—
Experiment X Ltd			(66)
Happy Electron Ltd			(127)
Cybernation Ltd			(60)
Remy Robotics LLC	31	36		—	—
Denis Sverdlov			195
As described in note 13, Kinetik has contributed part of the shares it owned in Arrival Luxembourg S.à r.l. to the Company having a total nominal value of EUR 12,500,000 as well as contributing EUR 57,000 to the share premium of the Company without the issuance of any shares. During the year Kinetik provided loans to Arrival for a total amount of EUR 11,402,000 (see note 15).

In thousands of euro	Transactions for the year
Key Management personnel	2020	2019	2018
Wages and salaries	2,937	2,903	2,924
Social contributions	334	561	372
Other benefits	48	1	—
Other earnings	—	34	—
RSP loans	13,700	—	—
SOP expense	3,141	—	—
The related party transactions relate mainly to acquisition of fixed assets, acquisition of entities, contributions from the ultimate business owner and consulting services.
In October 2020, the Group has provided loans to the following executives:

Name	Nominal Amount	Fair Value of December 31, (see note 10A.iii)
In thousands of euro
Tim Holbrow	600	426
Avinash Rugoobur	3,000	2,130
Mike Ableson	1,500	978
Daniel Chin	1,000	710

Total	6,100	4,244